CONVERTIBLE NOTES PAYABLE ON FOLLOWING DATES (Details) (USD $)	Jan. 18, 2012	Oct. 04, 2011	Jun. 23, 2011	Feb. 14, 2011
CONVERTIBLE NOTES PAYABLE ON FOLLOWING DATES
Convertible notes issued	$ 150,000	$ 2,500,000	$ 100,000	$ 2,500,000
Interest rates on convertible note	0.00%	10.00%	10.00%	10.00%
Accrued interests through conversions	4,356	15,890.41	0	0
Accrued interest through conversions		$ 2,821.92
Value per common share	$ 0.25	$ 0.25